As filed with the U.S. Securities and Exchange Commission on April 25, 2012

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 731	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 731	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(April 25, 2012)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of iShares Trust:

iShares Baa – Ba Rated Corporate Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 731 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of April, 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date:	April 25, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 731 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: April 25, 2012

John E. Martinez*
Trustee
Date: April 25, 2012

George G.C. Parker*
Trustee
Date: April 25, 2012

Cecilia H. Herbert*
Trustee
Date: April 25, 2012

Charles A. Hurty*
Trustee
Date: April 25, 2012

John E. Kerrigan*
Trustee
Date: April 25, 2012

Robert H. Silver*
Trustee
Date: April 25, 2012

Robert S. Kapito*
Trustee
Date: April 25, 2012

Madhav V. Rajan*
Trustee
Date: April 25, 2012

/s/ Jack Gee
Jack Gee
Treasurer
Date: April 25, 2012

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: April 25, 2012

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase